Financial Statement Schedule I Condensed Financial Information of Parent Company - STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Selling and marketing	$ 13,998	$ 8,293	$ 10,780
Research and development	10,721	11,347	22,791
General and administrative	20,130	22,242	10,089
Total operating expenses	44,849	41,882	65,774
Other income (expenses)	792	3,543	1,523
Interest income	238	8,079	8,776
Interest expenses	(51)	(303)	(566)
Gain (loss) on changes in fair value of the Contingent Consideration	(1,115)	1,027	(20,662)
Loss related to contingent liability settlement	13,246	0	0
Loss in equity method investments	(59,001)	70	(7,464)
Gain on deconsolidation of the subsidiaries	123,667	0	0
Provision of amount due from the deconsolidated subsidiary	(3,943)	0	0
Net (loss) income	9,365	(22,120)	(107,488)
Other comprehensive (loss) income, net of tax:
Foreign currency translation	(152)	425	(4,868)
Net unrealized (loss) gain on available-for-sale investments	0	0	9
Transfer to statements of operations of realized gain on available-for-sale securities	0	0	(9)
Other comprehensive loss	(152)	425	(4,868)
Comprehensive (loss) income	9,213	(21,695)	(112,356)
Reportable Legal Entities | Parent Company
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Selling and marketing	(52)	(98)	(524)
Research and development	(510)	(467)	(1,118)
General and administrative	(13,832)	(16,003)	(8,030)
Total operating expenses	(14,394)	(16,568)	(9,672)
Other income (expenses)	0	(2,765)	0
Interest income	0	7,756	7,904
Interest expenses	(51)	(302)	(565)
Gain (loss) on changes in fair value of the Contingent Consideration	1,115	(1,027)	20,662
Loss related to contingent liability settlement	(13,246)	0	0
Loss in equity method investments	(63,388)	0	(417)
Gain on deconsolidation of the subsidiaries	123,667	0	0
Provision of amount due from the deconsolidated subsidiary	(1,386)	0	0
Impairment of long-term investments	(1,526)	0	0
Equity in loss of subsidiaries and variable interest entities	(17,128)	(6,314)	(69,009)
Net (loss) income	$ 13,663	$ (19,220)	$ (51,097)